SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	7.1636	7.2672	7.2513
Average Rate US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	7.2143	7.2248	6.9536